Operating expenses (Details) - AUD ($) $ in Millions	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Staff expenses
Employee remuneration, entitlements and on-costs	$ 2,472	$ 2,273	$ 2,155
Employee remuneration, entitlements and on-costs, percentage movement from prior period	9.00%
Employee remuneration, entitlements and on-costs, percentage movement from same period in prior year	15.00%
Superannuation expense	$ 231	206	207
Superannuation expense, percentage movement from prior period	12.00%
Superannuation expense, percentage movement from same period in prior year	12.00%
Share-based payments	$ 46	33	47
Share-based payments, percentage movement from prior period	39.00%
Share-based payments, percentage movement from same period in prior year	(2.00%)
Restructuring costs	$ 22	59	35
Restructuring costs, percentage movement from prior period	(63.00%)
Restructuring costs, percentage movement from same period in prior year	(37.00%)
Total staff expenses	$ 2,771	2,571	2,444
Total staff expenses, percentage movement from prior period	8.00%
Total staff expenses, percentage movement from same period in prior year	13.00%
Occupancy expenses
Operating lease rentals	$ 73	84	64
Operating lease rentals, percentage movement from prior period	(13.00%)
Operating lease rentals, percentage movement from same period in prior year	14.00%
Depreciation of property and equipment	$ 429	320	388
Depreciation of property and equipment, percentage movement from prior period	34.00%
Depreciation of property and equipment, percentage movement from same period in prior year	11.00%
Other	$ 57	98	62
Other, percentage movement from prior period	(42.00%)
Other, percentage movement from same period in prior year	(8.00%)
Total occupancy expenses	$ 559	502	514
Total occupancy expenses, percentage movement from prior period	11.00%
Total occupancy expenses, percentage movement from same period in prior year	9.00%
Technology expenses
Amortisation and impairment of software assets	$ 517	502	468
Amortisation and impairment of software assets, percentage movement from prior period	3.00%
Amortisation and impairment of software assets, percentage movement from same period in prior year	10.00%
Depreciation and impairment of IT equipment	$ 118	147	125
Depreciation and impairment of IT equipment, percentage movement from prior period	(20.00%)
Depreciation and impairment of IT equipment, percentage movement from same period in prior year	(6.00%)
Technology services	$ 398	350	348
Technology services, percentage movement from prior period	14.00%
Technology services, percentage movement from same period in prior year	14.00%
Software maintenance and licences	$ 234	205	193
Software maintenance and licences, percentage movement from prior period	14.00%
Software maintenance and licences, percentage movement from same period in prior year	21.00%
Telecommunications	$ 93	117	99
Telecommunications, percentage movement from prior period	(21.00%)
Telecommunications, percentage movement from same period in prior year	(6.00%)
Data processing	$ 45	45	44
Data processing, percentage movement from same period in prior year	2.00%
Total technology expenses	$ 1,405	1,366	1,277
Total technology expenses, percentage movement from prior period	3.00%
Total technology expenses, percentage movement from same period in prior year	10.00%
Other expenses
Professional and processing services	$ 728	774	600
Professional and processing services, percentage movement from prior period	(6.00%)
Professional and processing services, percentage movement from same period in prior year	21.00%
Amortisation and impairment of intangible assets and deferred expenditure	$ 90	520	3
Amortisation and impairment of intangible assets and deferred expenditure, percentage movement from prior period	(83.00%)
Postage and stationery	$ 74	81	83
Postage and stationery, percentage movement from prior period	(9.00%)
Postage and stationery, percentage movement from same period in prior year	(11.00%)
Advertising	$ 116	95	122
Advertising, percentage movement from prior period	22.00%
Advertising, percentage movement from same period in prior year	(5.00%)
Non-lending losses	$ 78	474	969
Non-lending losses, percentage movement from prior period	(84.00%)
Non-lending losses, percentage movement from same period in prior year	(92.00%)
Other expenses	$ 176	175	169
Other expenses, percentage movement from prior period	1.00%
Other expenses, percentage movement from same period in prior year	4.00%
Total other expenses	$ 1,262	2,119	1,946
Total other expenses, percentage movement from prior period	(40.00%)
Total other expenses, percentage movement from same period in prior year	(35.00%)
Total operating expenses	$ 5,997	6,558	6,181
Total operating expenses, percentage movement from prior period	(9.00%)
Total operating expenses, percentage movement from same period of prior year	(3.00%)
Estimated costs associated with AUSTRAC proceedings	$ 0	420	1,058
Provision for a potential penalty	0	400	900
Compliance, regulation and remediation costs	198	173	144
Capitalised software assets
Other expenses
Impairment	$ 133	$ 96	$ 75